INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	(21.40%)	(13.44%)	(10.77%)
Effect of valuation allowance on deferred income tax assets	(3.60%)	(1.55%)	6.74%
Effect of expense not deductible for tax purpose	0.00%	(10.01%)	(20.97%)
Effective tax rate	0.00%	0.00%	0.00%